Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Change from Base to Probability-Weighted ECLs (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Difference - in amount	$ 29	$ 343
Difference - in percentage	0.40%	4.00%
Probability weighted method [member]
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Probability-weighted ECLs	$ 7,203	$ 8,500
Base scenario [member]
Disclosure of detailed information about financial instruments [line items]
Base ECLs	$ 7,174	$ 8,157